LONG-TERM DEPOSITS AND PREPAYMENTS (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
LONG-TERM DEPOSITS AND PREPAYMENTS
Prepayments for purchase of long lived assets		¥ 625,084,070	¥ 120,699,207
Deposits paid to airline suppliers		244,072,331	141,890,707
Deposits paid to hotel suppliers		126,728,198	118,851,829
Deposits paid to lessors		21,615,099	40,360,900
Deposits paid to travel bureau		5,551,278	2,586,292
Others		124,228,221	62,397,033
Total	$ 165,242,575	¥ 1,147,279,197	¥ 486,785,968